SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
2.	SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Board of Directors. Management has determined the operating segments based on the reports reviewed by the Board of Directors, which are used to make strategic decisions. The Board considers the business from a geographic perspective based on the Group’s management and internal reporting structure. Sales of product between companies in the Group are made on commercial terms which reflect the nature of the relationship between the relevant companies. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise interest-bearing loans, borrowings and expenses and corporate expenses. Segment capital expenditure is the total cost during the year to acquire segment plant, property and equipment and intangible assets that are expected to be used for more than one period, whether acquired on acquisition of a business combination or through acquisitions as part of the current operations.

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e. the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the main body whose regulation the Group’s products must comply with is the Food and Drug Administration (“FDA”) in the US.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by geographical area based on location of assets was as follows:

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	65,863	31,172	—	—	97,035
Inter-segment revenue	38,665	2,899	—	(41,564)	—

Total revenue	104,528	34,071	—	(41,564)	97,035

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	66,092	33,048	—	—	99,140
Inter-segment revenue	42,147	3,587	—	(45,734)	—

Total revenue	108,239	36,635	—	(45,734)	99,140

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	63,889	35,718	4	—	99,611
Inter-segment revenue	39,322	5,349	348	(45,019)	—

Total revenue	103,211	41,067	352	(45,019)	99,611

ii)	The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Americas	57,559	59,539	61,613
Asia / Africa	29,466	27,131	25,501
Europe (including Ireland) *	10,010	12,470	12,497

	97,035	99,140	99,611

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

iii)	The distribution of revenue by major product group was as follows:

Revenue	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Clinical laboratory	71,618	73,366	74,166
Point-of-Care	14,836	16,774	16,908
Laboratory services	10,581	9,000	8,537

	97,035	99,140	99,611

iv)	The group has recognised the following amounts relating to revenue in the consolidated statement of operations:

Revenue	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Revenue from contracts with customers (a)	97,035	99,140	99,611
Revenue from other sources	—	—	—

	97,035	99,140	99,611

(a)	Disaggregation of revenue from contracts with customers:

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	64,941	31,172	—	96,113
Over time	922	—	—	922

Total	65,863	31,172	—	97,035

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	65,164	33,048	—	98,212
Over time	928	—	—	928

Total	66,092	33,048	—	99,140

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	63,015	35,718	4	98,737
Over time	874	—	—	874

Total	63,889	35,718	4	99,611

(b)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	56,637	29,466	10,010	96,113
Over time	922	—	—	922

Total	57,559	29,466	10,010	97,035

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	58,611	27,131	12,470	98,212
Over time	928	—	—	928

Total	59,539	27,131	12,470	99,140

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	60,739	25,501	12,497	98,737
Over time	874	—	—	874

Total	61,613	25,501	12,497	99,611

v)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment	5,514	1,900	(44)	7,370
Impairment	(19,095)	(7,837)	—	(26,932)

Result after impairment	(13,581)	(5,937)	(44)	(19,562)
Unallocated expenses *				(665)

Operating loss				(20,227)
Net financing expense (Note 3)				(2,956)

Loss before tax				(23,183)
Income tax credit (Note 9)				525

Loss for the year on continuing operations				(22,658)
Profit for the year on discontinued operations (Note 10)				568

Loss for the year				(22,090)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment	3,744	1,125	(44)	4,825
Impairment	(9,194)	(32,561)	—	(41,755)

Result after impairment	(5,450)	(31,436)	(44)	(36,930)
Unallocated expenses *				(738)

Operating loss				(37,668)
Net financing expense (Note 3)				(2,207)

Loss before tax				(39,875)
Income tax credit (Note 9)				1,214

Loss for the year on continuing operations				(38,661)
Loss for the year on discontinued operations (Note 10)				(1,609)

Loss for the year				(40,270)

	Americas	Ireland	Other	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$‘000
Result before exceptional expenses	4,564	4,270	384	9,218
Impairment	(22,989)	(20,390)	—	(43,379)
Inventory provision	(335)	(4,451)	—	(4,786)

Result after exceptional expenses	(18,760)	(20,571)	384	(38,947)
Unallocated expenses *				(901)

Operating profit				(39,848)
Net financing expense (Note 3)				(2,292)

Loss before tax				(42,140)
Income tax credit (Note 9)				3,557

Loss for the year on continuing operations				(38,583)
Loss for the year on discontinued operations (Note 10)				(62,042)

Loss for the year				(100,625)

*	Unallocated expenses represent head office general and administration costs of the Group which cannot be allocated to the results of any specific geographical area.

vi)	The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	75,658	38,009	4	113,671
Unallocated assets:
Income tax assets (current and deferred)				7,711
Cash and cash equivalents and short-term investments				30,277

Total assets as reported in the Group balance sheet				151,659

Segment liabilities	8,946	90,444	150	99,540
Unallocated liabilities:
Income tax liabilities (current and deferred)				8,065

Total liabilities as reported in the Group balance sheet				107,605

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	88,714	36,513	3	125,230
Unallocated assets:
Income tax assets (current and deferred)				10,137
Cash and cash equivalents and short-term investments				57,607

Total assets as reported in the Group balance sheet				192,974

Segment liabilities	11,486	104,901	249	116,636
Unallocated liabilities:
Income tax liabilities (current and deferred)				11,142

Total liabilities as reported in the Group balance sheet				127,778

vii)
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets), by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rest of World – Ireland	14,864	15,873
Rest of World – Other	—	—
Americas	44,007	55,812

	58,871	71,685

viii)	The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Depreciation:
Rest of World – Ireland	74	1,186	1,072
Rest of World – Other	—	—	304
Americas	1,301	1,238	2,197

	1,375	2,424	3,573

Amortisation:
Rest of World – Ireland	655	1,164	1,533
Americas	2,170	2,139	1,440

	2,825	3,303	2,973

ix)	The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	1,265	841	1,187
Rest of World – Other	—	—	41
Americas	104	87	153

	1,369	928	1,381
Share based-payments – discontinued operations	—	—	33

	1,369	928	1,414

See Note 21 for further information on share-based payments.

x)	The distribution of interest income and interest expense by geographical area was as follows:

		Rest of World
Interest Income Year ended December 31, 2018	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	32	704	—	—	736
Non-cash financial income	—	1,388	—	—	1,388
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	32	2,092	4,853	(4,853)	2,124

		Rest of World
Interest Expense Year ended December 31, 2018	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$’000
Interest on finance leases	7	32	—	—	39
Cash interest on exchangeable notes	—	4,352	—	—	4,352
Non-cash interest on exchangeable notes ( Note 24)	—	689	—	—	689
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,860	5,073	—	(4,853)	5,080

		Rest of World
Interest Income Year ended December 31, 2017	Americas	Ireland	Other	Eliminations	Total
	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Interest income earned	44	764	—	—	808
Non-cash financial income	—	2,390	—	—	2,390
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	44	3,154	4,853	(4,853)	3,198

		Rest of World
Interest Expense Year ended December 31, 2017	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000

Interest on deferred consideration and licence fee	—	40	—	—	40
Interest on finance leases	—	42	—	—	42
Cash interest on exchangeable notes	—	4,600	—	—	4,600
Non-cash interest on exchangeable notes ( Note 24)	—	723	—	—	723
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,853	5,405	—	(4,853)	5,405

		Rest of World
Interest Income Year ended December 31, 2016	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000
Interest income earned	21	856	—	—	877
Non-cash financial income	—	2,270	—	—	2,270
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	21	3,126	4,853	(4,853)	3,147

		Rest of World
Interest Expense Year ended December 31, 2016	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000

Interest on deferred consideration and licence fee	—	66	—	—	66
Interest on finance leases	—	55	—	—	55
Cash interest on exchangeable notes	—	4,600	—	—	4,600
Non-cash interest on exchangeable notes	—	718	—	—	718
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,853	5,439	—	(4,853)	5,439

Interest expense in 2016 does not include US$5,000 that has been stated in Note 10 in respect of the discontinued operations in Fiomi.

xi)	The distribution of taxation (expense)/credit by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	(59)	192	2,038
Rest of World – Other	(3)	(81)	(48)
Americas	587	1,103	1,567

	525	1,214	3,557

xii)	During 2018, 2017 and 2016 there were no customers generating 10% or more of total revenues.

xiii)	The distribution of capital expenditure by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rest of World – Ireland	7,148	7,602
Rest of World – Other	1,746	—
Americas	8,911	8,080

	17,805	15,682